Average Annual Total Returns - Invesco Russell 2000 Dynamic Multifactor ETF	ETF InceptionDate	ETF 1Year	ETF SinceInception	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions SinceInception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares SinceInception	Russell 2000® Invesco Dynamic Multifactor Index (reflects no deduction for fees, expenses or taxes) 1Year	Russell 2000® Invesco Dynamic Multifactor Index (reflects no deduction for fees, expenses or taxes) SinceInception	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1Year	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	Nov. 08, 2017	14.69%	10.72%	14.23%	10.29%	8.79%	8.22%	15.21%	11.22%	19.96%	11.10%